Income Taxes Significant Components of Company's Income Tax Provision from Continuing Operations (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Income Tax Disclosure [Abstract]
Tax expense at federal statutory rate		$ 753	$ 671	$ 619
State income taxes, net of federal benefit		(23)	7	39
Foreign income tax expense at different rates and foreign losses without tax benefits		(198)	(196)	(299)
U.S. tax on foreign income		(203)	(222)	(56)
Reserve and valuation allowance adjustments		(99)	34	197
U.S. credits and incentives		(12)	(9)	(28)
Business divestitures		354	71	8
Restructuring and impairment costs		52	75	238
Other	$ (51)	(24)	(24)	(44)
Income tax provision		$ 600	$ 407	$ 674